UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         MITCHELL GROUP, INC.
Address:                      1100 Louisiana
                              Suite 4810
                              Houston, Texas 77002

13F File Number:              801-34644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                         Terry Jolly
Title:                        Vice President
Phone:                        713-759-2070

Signature, Place and Date of Signing:

     Terry Jolly   Houston, Texas    February 23, 2005

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                      Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ---- ------ ----- ---       ----   ------   ----
Amerada Hess             Common    023551104      11962       145200   X                        145200
Apache Corp              Common    037411105      20687       409072   X                        409072
BP P.L.C.                Common    055622104       2423        41482   X                         41482
Burlington Resources     Common    122014103        774        17800   X                         17800
Canadian Natural Resour  Common    136385101      14657       342700   X                        342700
ChevronTexaco Corp       Common    166764100      46939       893906   X                        893906
Comstock Resources, Inc  Common    205768203       6719       304700   X                        304700
ConocoPhillips           Common    20825C104      38099       438779   X                        438779
Denbury Resources Inccm  Common    247916208        500        18200   X                         18200
Devon Energy Corp        Common    25179M103      24409       627150   X                        627150
EOG Resources            Common    26875P101      11946       167400   X                        167400
Endeavour International  Common    29259G101        719       171600   X                        171600
Ensco International Inc  Common    26874Q100        317        10000   X                         10000
Exxon Mobil Corp         Common    30231G102     105434      2056849   X                       2056849
FMC Technologies Inc     Common    30249U101       8541       265250   X                        265250
GlobalSantaFe Corp       Common    G3930E101       4897       147900   X                        147900
Halliburton Co           Common    406216101      21794       555400   X                        555400
Kerr McGee Corp          Common    492386107      13666       236479   X                        236479
Nabors Industries Ltd    Common    G6359F103      16382       319400   X                        319400
Newfield Exploration Co  Common    651290108       8019       135800   X                        135800
Noble Corp               Common    G65422100       9978       200600   X                        200600
Noble Energy Inc         Common    655044105      11493       186400   X                        186400
Occidental Petroleum Co  Common    674599105       8842       151500   X                        151500
Pride International Inc  Common    74153Q102       8869       431800   X                        431800
Range Resouces Corp      Common    75281A109       1766        86300   X                         86300
Schlumberger LTD         Common    806857108      25297       377850   X                        377850
Spinnaker Exploration C  Common    84855W109       4026       114800   X                        114800
Talisman Energy, Inc     Common    87425E103       7064       262000   X                        262000
Unocal Corp              Common    915289102      17378       401900   X                        401900
Varco International Inc  Common    922122106      15429       529300   X                        529300
Whiting Petroleum Corpo  Common    966387102        696        23000   X                         23000
Willbros Group, Inc.     Common    969199108      24540      1064653   X                       1064653
Williams Companies       Common    969457100       4378       268750   X                        268750
XTO Energy Inc           Common    98385X106       2010        56800   X                         56800

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

For 13F Information Table Entry Total:   34

Form 13F Information Table Value Total:  500,648